Note 6 - Leases	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases and Finance Leases [Text Block]

6. Leases

The Company’s lease portfolio consists primarily of operating leases for office space and equipment with contractual terms expiring from December 2022 to February 2032. Lease contracts may include one or more renewal options that allow the Company to extend the lease term. The exercise of lease options is generally at the discretion of the Company. None of the Company’s leases contain residual value guarantees, substantial restrictions, or covenants. The Company’s leases are substantially within Australia and Canada.

	December 31,
	2022	2021
	A$	A$
Operating lease right-of-use assets:
Non-current	4,422,303	2,050,336
Operating lease liabilities:
Current	755,125	500,284
Non-current	3,943,517	1,690,716

Weighted average remaining lease terms (in years)	6.9	4.0
Weighted average discount rate	4.8%	5.0%

The components of lease income/expense were as follows:

	Years ended December 31,
	2022	2021
	A$	A$
Fixed payment operating lease expense	965,224	715,086
Short-term lease expense	3,262	0
Sub-lease income	137,219	163,397

The sub-lease income was deemed an operating lease.

The components of the fixed payment operating and short-term lease expense as classified in the Consolidated Statements of Comprehensive Income/(Loss) are as follows:

	Years ended December 31,
	2022	2021
	A$	A$
Cost of goods sold	107,140	119,437
Cost of services	147,558	104,344
Research and development	273,823	360,159
Selling, general and administrative	436,703	131,146
	965,224	715,086

Supplemental cash flow information related to the Company’s leases was as follows:

	Years ended December 31,
	2022	2021
	A$	A$
Operating cash outflows from operating leases	831,685	716,247

Supplemental noncash information related to the Company’s leases was as follows:

	Years ended December 31,
	2022	2021
	A$	A$
Right of use assets obtained in exchange for lease liabilities	3,023,907	0
Right of use asset modifications	0	(1,392,953)

Universal Biosensors, Inc.

Notes to Consolidated Financial Statements

Future lease payments are as follows:

December 31, 2022
A$
2023	963,323
2024	986,482
2025	1,010,199
2026	395,242
2027	404,135
Thereafter	1,783,435
Total future lease payments	5,542,816
Less: imputed interest	(844,174)
Total operating lease liabilities	4,698,642
Current	755,125
Non-current	3,943,517

On January 1, 2021, the lease for 1 Corporate Avenue was terminated and a new lease entered into simultaneously. The lease expires on December 31, 2025 with an option to renew the lease for two further terms of five years each. The renewal option periods have not been included in the lease term as the Company is not reasonably certain that they will be exercised.

On June 28, 2021, HRL entered into a premises lease, which commenced in January 2022, with a ten-year contractual period. The lease does not include an option to renew the lease for a further term.

On October 22, 2021, UBS entered into a lease arrangement to install solar panels and inverters ("panels"). The lease commenced in January 2022 upon installation of the panels. The panels were installed at the Company’s 1 Corporate Avenue premises. The lease has a term of seven years and an option to buy at the end of the term.

As of December 31, 2022, the Company has not entered into any other lease agreements that have not yet commenced.